Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment.
Property and Equipment.

Property and equipment at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Furniture, fixtures and equipment	$6,891	$5,776
Computers and related equipment	6,918	5,414
Computer software	32,871	27,306
Leasehold improvements	5,417	4,633
Work-in-progress	9,937	4,751
	62,034	47,880
Less -- accumulated depreciation and amortization	(35,172)	(29,823)
	$26,862	$18,057

Depreciation and amortization expense related to property and equipment, which totaled $6.6 million in 2012, $5.5 million in 2011 and $4.8 million in 2010, is included in SG&A expenses.

The Company has capitalized costs related to its various technology initiatives. The net book value of the property and equipment related to software development was $12.1 million as of December 31, 2012 and $8.5 million as of December 31, 2011, which includes work-in-progress of $7.5 million and $3.9 million, respectively.